UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-43

DWS Investment Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 12/31/06

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2006 (Unaudited)

DWS Capital Growth Fund

	Shares	Value ($)

Common Stocks 98.4%
Consumer Discretionary 11.6%
Automobiles 1.1%
Harley-Davidson, Inc.	274,000	19,308,780
Hotels Restaurants & Leisure 1.0%
Starbucks Corp.*	531,100	18,811,562
Household Durables 1.1%
Fortune Brands, Inc.	223,900	19,118,821

Media 3.3%
McGraw-Hill Companies, Inc.	470,100	31,976,202
Omnicom Group, Inc.	256,800	26,845,872

		58,822,074
Multiline Retail 2.4%
Kohl's Corp.*	184,200	12,604,806
Target Corp.	542,700	30,961,035

		43,565,841
Specialty Retail 2.7%
Best Buy Co., Inc.	200,100	9,842,919
Lowe's Companies, Inc.	440,100	13,709,115
Staples, Inc.	946,550	25,272,885

		48,824,919
Consumer Staples 13.6%
Beverages 3.7%
Diageo PLC	968,584	19,012,295
PepsiCo, Inc.	759,800	47,525,490

		66,537,785
Food & Staples Retailing 3.6%
Shoppers Drug Mart Corp.	207,900	8,929,993
Wal-Mart Stores, Inc.	509,700	23,537,946
Walgreen Co.	725,600	33,297,784

		65,765,723
Food Products 3.1%
Dean Foods Co.*	434,300	18,362,204
Groupe Danone	128,145	19,419,318
Kellogg Co.	352,400	17,641,144

		55,422,666
Household Products 3.2%
Colgate-Palmolive Co.	251,300	16,394,812
Procter & Gamble Co.	634,000	40,747,180

		57,141,992
Energy 14.3%
Energy Equipment & Services 7.3%
Baker Hughes, Inc.	430,700	32,156,062
Halliburton Co.	491,700	15,267,285
Noble Corp.	200,700	15,283,305
Schlumberger Ltd.	592,900	37,447,564
Transocean, Inc.*	382,950	30,976,825

		131,131,041
Oil, Gas & Consumable Fuels 7.0%
ConocoPhillips	474,650	34,151,068
Devon Energy Corp.	436,100	29,253,588
EOG Resources, Inc.	286,500	17,891,925
Valero Energy Corp.	435,400	22,275,064
XTO Energy, Inc.	447,800	21,068,990

		124,640,635
Financials 8.1%
Capital Markets 4.2%
Lehman Brothers Holdings, Inc.	220,900	17,256,708
Merrill Lynch & Co., Inc.	245,100	22,818,810

The Goldman Sachs Group, Inc.	102,700	20,473,245
UBS AG (Registered)	238,968	14,522,430

		75,071,193
Consumer Finance 1.0%
American Express Co.	292,900	17,770,243
Diversified Financial Services 1.3%
Bank of America Corp.	445,000	23,758,550
Insurance 1.6%
Aflac, Inc.	416,900	19,177,400
Genworth Financial, Inc. "A"	294,900	10,088,529

		29,265,929
Health Care 18.5%
Biotechnology 5.5%
Amgen, Inc.*	271,200	18,525,672
Genentech, Inc.*	504,300	40,913,859
Gilead Sciences, Inc.*	601,000	39,022,930

		98,462,461
Health Care Equipment & Supplies 5.6%
Baxter International, Inc.	544,400	25,254,716
C.R. Bard, Inc.	210,300	17,448,591
Medtronic, Inc.	566,300	30,302,713
Zimmer Holdings, Inc.*	346,830	27,184,535

		100,190,555
Health Care Providers & Services 2.2%
UnitedHealth Group, Inc.	724,400	38,922,012
Pharmaceuticals 5.2%
Abbott Laboratories	411,200	20,029,552
Eli Lilly & Co.	199,900	10,414,790
Johnson & Johnson	863,106	56,982,258
Teva Pharmaceutical Industries Ltd. (ADR)	205,500	6,386,940

		93,813,540
Industrials 9.0%
Aerospace & Defense 2.3%
United Technologies Corp.	649,900	40,631,748
Air Freight & Logistics 1.3%
FedEx Corp.	215,200	23,375,024
Electrical Equipment 1.5%
Emerson Electric Co.	624,800	27,547,432
Industrial Conglomerates 3.1%
General Electric Co.	1,481,300	55,119,173
Machinery 0.8%
Caterpillar, Inc.	247,300	15,166,909
Information Technology 21.8%
Communications Equipment 2.6%
Cisco Systems, Inc.*	1,214,650	33,196,384
QUALCOMM, Inc.	358,400	13,543,936

		46,740,320
Computers & Peripherals 4.0%
Apple Computer, Inc.*	363,300	30,822,372
EMC Corp.*	1,447,500	19,107,000

International Business Machines Corp.	233,500	22,684,525

		72,613,897
Electronic Equipment & Instruments 0.5%
Mettler-Toledo International, Inc.*	115,400	9,099,290
Internet Software & Services 2.2%
eBay, Inc.*	470,800	14,156,956
Google, Inc. "A"*	29,300	13,492,064
Yahoo!, Inc.* (a)	465,800	11,896,532

		39,545,552
IT Services 3.3%
Accenture Ltd. "A"	704,900	26,031,957
Fiserv, Inc.*	306,300	16,056,246
Paychex, Inc.	416,600	16,472,364

		58,560,567
Semiconductors & Semiconductor Equipment 3.6%
Broadcom Corp. "A"*	340,250	10,993,478
Intel Corp.	892,990	18,083,047
Linear Technology Corp.	464,780	14,092,130
Texas Instruments, Inc.	739,600	21,300,480

		64,469,135
Software 5.6%
Adobe Systems, Inc.*	462,100	19,001,552
Electronic Arts, Inc.*	321,500	16,190,740
Microsoft Corp.	2,184,480	65,228,573

		100,420,865
Materials 1.1%
Chemicals
Ecolab, Inc.	430,900	19,476,680
Utilities 0.4%
Independent Power Producers & Energy Traders
TXU Corp.	139,000	7,535,190

Total Common Stocks (Cost $1,103,988,482)		1,766,648,104
Securities Lending Collateral 0.4%
Daily Assets Fund Institutional, 5.34% (b) (c) (Cost $7,285,200)	7,285,200	7,285,200
Cash Equivalents 1.8%
Cash Management QP Trust, 5.46% (d) (Cost $31,998,896)	31,998,896	31,998,896
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 1,143,272,578)	100.6	1,805,932,200
Other Assets and Liabilities, Net	(0.6)	(11,084,049)

Net Assets	100.0	1,794,848,151

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2006 amounted to $7,105,872 which is 0.4% of net assets.

(b)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending.
(d)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Capital Growth Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Capital Growth Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 22, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 February 22, 2007